Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity, Shares
The following tables summarize the activity that occurred in the years ended December 31:

	Number of Shares
	2017 (1)	2016	2015
Options outstanding, beginning of year	45,791	53,284	63,598
Options canceled, forfeited and expired	(5,073)	(7,493)	(10,314)
Options outstanding, end of year	40,718	45,791	53,284
Options vested or expected to vest, end of year	40,718	45,791	53,284
Options exercisable, end of year	20,286	23,576	27,197

	Weighted Average Exercise Price
	2017 (1)	2016	2015
Options outstanding, beginning of year	$80.00	$80.00	$94.33
Options canceled, forfeited and expired	80.00	80.00	168.34
Options outstanding, end of year	$80.00	$80.00	$80.00
Options vested or expected to vest, end of year	$80.00	$80.00	$80.00
Options exercisable, end of year	$80.00	$80.00	$80.00

(1)	All outstanding options at December 31, 2017 are vested or expected to vest and have a weighted average remaining contractual life of 2.1 years.

Schedule of Restricted Stock Units Award Activity
The following table summarizes restricted stock activity:

	For the Years Ended December 31,
	2017		2016		2015
	Shares	Weighted — Average Grant-Date Fair Value per Share	Shares	Weighted — Average Grant-Date Fair Value per Share	Shares	Weighted — Average Grant-Date Fair Value per Share
Restricted Stock and Restricted Stock Units
Non-vested balance at beginning of period	1,461,910	$17.68	1,299,985	$16.36	233,691	$17.21
Granted	357,058	28.06	310,209	22.97	1,325,134	16.11
Vested	(385,454)	17.36	(134,767)	15.78	(152,220)	15.25
Canceled and forfeited	(143,064)	18.89	(13,517)	17.24	(106,620)	18.46
Non-vested balance at end of period	1,290,450	$20.52	1,461,910	$17.68	1,299,985	$16.36